Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Short-term Investments [Member]	Dec. 31, 2012 Short-term Investments [Member]	Dec. 31, 2013 Long-Term Investment [Member]	Dec. 31, 2012 Long-Term Investment [Member]	Dec. 31, 2013 Equity Securities [Member] Short-term Investments [Member]	Dec. 31, 2012 Equity Securities [Member] Short-term Investments [Member]	Dec. 31, 2013 US Treasury and Government [Member] Short-term Investments [Member]	Dec. 31, 2012 US Treasury and Government [Member] Short-term Investments [Member]	Dec. 31, 2013 US Treasury and Government [Member] Long-Term Investment [Member]	Dec. 31, 2012 US Treasury and Government [Member] Long-Term Investment [Member]	Dec. 31, 2013 Corporate Debt Securities [Member] Short-term Investments [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Short-term Investments [Member]	Dec. 31, 2013 Corporate Debt Securities [Member] Long-Term Investment [Member]	Dec. 31, 2012 Corporate Debt Securities [Member] Long-Term Investment [Member]	Dec. 31, 2013 Cash [Member] Short-term Investments [Member]	Dec. 31, 2013 Time Deposits and Other [Member] Short-term Investments [Member]	Dec. 31, 2012 Time Deposits and Other [Member] Short-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted cash			$ 15													$ 17
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Amortized Cost		3,646	1,958	4,659	2,656	12	8	43	20	250	41	3,525	1,150	4,409	2,615		49	765
Gross Unrealized Gains		885	633	42	55	881	630	0	0	1	1	4	3	41	54		0	0
Gross Unrealized Losses		0	0	(5)	0	0	0	0	0	0	0	0	0	(5)	0		0	0
Estimated Fair Value	8,334	4,531	2,591	4,696	2,711	893	638	43	20	251	42	3,529	1,153	4,445	2,669		49	765
Maximum maturity of fixed income portfolio (years)	6
Weighted average remaining duration (months)	17
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
One year or less (including restricted cash of $17)	3,638
One year through two years	1,316
Two years through three years	1,764
Three years through four years	661
Four years through five years	752
Five years through six years	173
Six through seven years	27
Nine years through ten years	$ 3